Employee compensation (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Employee Benefits [Abstract]
Stock-based compensation and related costs
The following table outlines share-based compensation and related payroll taxes included in the following expenses:

	2024	2023
	$	$

Direct cost of revenues	6,188	6,945
General and administrative	19,492	33,963
Research and development	25,298	35,504
Sales and marketing	22,807	47,255
Restructuring	1,995	5,637

Total share-based compensation and related payroll taxes	75,780	129,304